Summary Prospectus and
Prospectus Supplement

December 5, 2025

Morgan Stanley ETF Trust

Supplement dated December 5, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025, each as supplemented

Parametric Equity Plus ETF (the "Fund")

Effective on December 5, 2025, the Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive a portion of its management fee until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.29%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.29%
Fee Waiver[3]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.10%

The following is hereby added as the third footnote to the Annual Fund Operating Expenses table in the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses":

3  The Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on December 5, 2025.

The Example table under the section of the Summary Prospectus entitled "Fees and Expenses—Example" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
1 Year	3 Years	5 Years	10 Years
$10	$74	$144	$350

The following is hereby added as the last paragraph in the section of the Prospectus entitled "Fund Management—Management Fees":

The Adviser has agreed to waive a portion of its management fee for the Fund so that Total Annual Fund Operating Expenses of the Fund will not exceed 0.10%. In determining the actual amount of fee waiver for the Fund, the Adviser excludes from total annual operating expenses the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Please retain this supplement for future reference.

  PEPSETFSUMPROPSAISPT 12/25

Statement of Additional Information Supplement

December 5, 2025

Morgan Stanley ETF Trust

Supplement dated December 5, 2025 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2025, as supplemented

Parametric Equity Plus ETF
(the "Fund")

Effective on December 5, 2025, the Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive a portion of its management fee until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Accordingly, the following is hereby added as the last paragraph in the section of the Statement of Additional Information entitled "Investment Management and Other Services—Adviser":

The Adviser has agreed to waive a portion of its management fee for Parametric Equity Plus ETF so that Total Annual Fund Operating Expenses of the Fund will not exceed 0.10%. In determining the actual amount of fee waiver for the Fund, the Adviser excludes from total annual operating expenses the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Please retain this supplement for future reference.